Income Taxes - Schedule of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Domestic			$ 154
Foreign			711	$ 152	$ 19
Total current tax expense			865	152	19
Domestic			0	0	0
Foreign			0	0	0
Total deferred tax expense			0	0	0
Total provision for income taxes	$ 865	$ 358	$ 865	$ 152	$ 19